Customer and Vendor Concentration	12 Months Ended
Dec. 31, 2016
Customer and Vendor Concentration [Abstract]
CUSTOMER AND VENDOR CONCENTRATION
4.	CUSTOMER AND VENDOR CONCENTRATION

We have significant customer concentration and vendor concentration. Customer concentration as of and for the years ended December 31, 2016 and 2015 was:

	For the years ended December 31
	2016 Revenue		2015 Revenue
Customer A	$4,315,189	23%	$4,094,994	34%
Customer B	5,923,565	32%	6,424,766	54%
Customer C	2,783,292	15%	-	0%
Other customers	5,753,909	30%	1,413,673	12%
	$18,775,955	100%	$11,933,433	100%

	December 31, 2016		December 31, 2015
	Accounts Receivable		Accounts Receivable
Customer A	$387,729	27%	$392,453	46%
Customer B	449,658	32%	442,885	52%
Customer C	42,624	3%	-	0%
Other customers	535,072	38%	20,625	2%
	$1,415,083	100%	$855,963	100%

Vendor concentration as of and for the years ended December 31, 2016 and 2015 was:

	For the years ended December 31
	2016 Cost of Revenue		2015 Cost of Revenue
Vendor A	$3,484,433	18%	$2,848,715	25%
Vendor B	2,172,579	12%	1,106,927	10%
Vendor C	1,530,233	8%	998,787	8%
Other	11,896,589	62%	6,513,581	57%
	$19,083,834	100%	$11,468,010	100%

	December 31, 2016		December 31, 2015
	Accounts Payable		Accounts Payable
Vendor A	$304,826	8%	$195,511	20%
Vendor B	235,388	6%	33,270	3%
Vendor C	18,616	1%	91,355	9%
Other vendors	3,222,457	85%	674,969	68%
	$3,781,287	100%	$995,105	100%